INTEREST (Tables)	12 Months Ended
Dec. 31, 2018
Interest Tables Abstract
Interest
IN MILLIONS OF USD	2018	2017	2016
EXPENSES ON FINANCIAL LIABILITIES
Interest expense	(30.2)	(29.4)	(29.1)
Other financial expenses	(0.4)	(0.5)	(0.5)
Interest expense on financial liabilities	(30.6)	(29.9)	(29.6)
EXPENSES ON NON-FINANCIAL LIABILITIES
Interest expense	(0.4)	(0.3)	(0.2)
Total interest expense	(31.0)	(30.2)	(29.8)
INCOME ON FINANCIAL ASSETS
Interest income	2.5	1.8	2.0
Other financial income	-	0.1	0.1
Interest income on financial assets	2.5	1.9	2.1
Total interest income	2.5	1.9	2.1